SUPPLEMENTARY DATA ON SELECTED STATEMENTS OF INCOME (Tables)	12 Months Ended
Dec. 31, 2014
SUPPLEMENTARY DATA ON SELECTED STATEMENTS OF INCOME [Abstract]
Supplemental Income Statement
	Year ended December 31,
	2014	2013	2012
Financial income:

Foreign currency translation adjustments	$12	$10	$-
Realized gain on marketable securities	1,862	326	689
Interest income and amortization/accretion of premium/discount on marketable securities	2	5	7
Dividend on equity marketable securities	85	160	216

	1,961	501	912
Financial expenses:

Bank charges	(20)	(28)	(33)
Foreign currency translation adjustments	-	-	(23)

	(20)	(28)	(56)

	$1,941	$473	$856